Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Available-for-Sale Investments
The following table summarizes our available-for-sale investments as of December 31, 2021. These are classified as "Short-term investments" on the consolidated balance sheets. There were no AFS investments as of December 31, 2020.

	December 31, 2021
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
	(In thousands)
U.S. Treasury securities	$8,154	$—	$(13)	$8,141
Corporate bonds	7,343	1	(2)	7,342
Total available-for-sale investments	$15,497	$1	$(15)	$15,483

Breakdown of Available-for-sale, Unrealized Loss Position, Fair Value
The following table presents the breakdown of the available-for-sale investments in an unrealized loss position as of December 31, 2021.

	December 31, 2021
	Fair Value	Gross Unrealized Loss
	(In thousands)
U.S. Treasury securities
Less than 12 months	$8,141	$13
Total	$8,141	$13

Corporate bonds
Less than 12 months	$5,640	$2
Total	$5,640	$2